UNITED STATES SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended. MARCH 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement
				[ ] adds new holdings entries

Institutional Investment Manager Filing this Report
		Name:				Pilot Advisors LP
		Address:			1633 Broadway
						9th Floor
						New York, NY 10019
		13F File Number:		28-10334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission. Person signing this Report on Behalf of Reporting Manager:

		Name:			Frank Bisk
		Title:			Counsel
		Phone:			212 660 5364
		Signature,		Place,          and Date of Signing:
		Frank E. Bisk		New York, NY    May 10, 2012

Report Type (Check only one.):
	[X] 13F HOLDINGS REPORT
	[ ] 13F NOTICE
	[ ] 13F COMBINATION REPORT

Form 13F SUMMARY PAGE
Report Summary;
Number of other Included Managers:		0
Form 13F Information Table Entry Total:		66
Form 13F Table Value Total:			309,830(in thousands)
List of Other Included Managers:
No. 13F File Number<HTML><HTML><HTML>

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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- X$1000  PRN AMT   PRN CALL DSCRETN -MANAGERS--    SOLE   SHARED     NONE
1 800 Flowers Com Cl A	COM	68243q106	602	198744	SH		Sole		198744
Advanced Micro Devices Inc	COM	007903107	16954	2113950	SH		Sole		2113950
Apache Corp	COM	037411105	1090	10850	SH		Sole		10850
Apple Inc	COM	037833100	7283	12147	SH		Sole		12147
Archer Daniels Midland Co	COM	039483102	3068	96902	SH		Sole		96902
Ashland Inc	COM	044209104	14447	236601	SH		Sole		236601
Aspen Insurance Holdings Ltd	COM	g05384105	1707	61100	SH		Sole		61100
Cabot Microelectronics Corp.	COM	12709P103	438	11278	SH		Sole		11278
Capital One Financial Corp	COM	14040h105	6418	115150	SH		Sole		115150
CareFusion Corp	COM	14170t101	6236	240500	SH		Sole		240500
CBS Corp Cl B	COM	124857202	13027	384150	SH		Sole		384150
Chiquita Brands Intl Inc	COM	170032809	1389	157960	SH		Sole		157960
Coeur d'Alene Mines Corp Idaho	COM	192108504	6411	270032	SH		Sole		270032
Data I/O Corp.	COM	237690102	57	14583	SH		Sole		14583
Delphi Automotive PLC	COM	g27823106	3857	122050	SH		Sole		122050
Delta Air Lines Inc	COM	247361702	4507	454594	SH		Sole		454594
Dennys Corp	COM	24869p104	2737	677425	SH		Sole		677425
Dole Food Co Inc	COM	256603101	104	10400	SH		Sole		10400
Eaton Corp	COM	278058102	598	12000	SH		Sole		12000
Empire District Electric Co	COM	291641108	854	41975	SH		Sole		41975
Everest RE Group Ltd	COM	g3223r108	8349	90201	SH		Sole		90201
Federal Mogul Corp	COM	313549404	896	52100	SH		Sole		52100
Fifth Third Bancorp	COM	316773100	8476	603510	SH		Sole		603510
Ford Motor Co	COM	345370860	13645	1093761.63	SH		Sole		1093761.63
Foster Wheeler AG	COM	h27178104	230	10100	SH		Sole		10100
General Electric Co	COM	369604103	13598	677513	SH		Sole		677513
Health Mgmt Assoc Inc Cl A	COM	421933102	1677	249514	SH		Sole		249514
Hess Corp	COM	42809h107	11999	203544	SH		Sole		203544
Homeowners Choice Inc.	COM	43741E111	737	58062	SH		Sole		58062
Horace Mann Educators Corp	COM	440327104	1050	59609	SH		Sole		59609
IntelliCheck Mobilisa Inc	COM	45817g102	126	74000	SH		Sole		74000
International Business Machine	COM	459200101	289	1386	SH		Sole		1386
Janus Cap Group Inc	COM	47102x105	5588	627203	SH		Sole		627203
Jetblue Airways Corp.	COM	477143101	342	70000	SH		Sole		70000
Kelly Services Inc Cl A	COM	488152208	4037	252452	SH		Sole		252452
KeyCorp	COM	493267108	5019	590500	SH		Sole		590500
Kroger Co	COM	501044101	3935	162403	SH		Sole		162403
Lennar Corp Cl A	COM	526057104	1458	53619	SH		Sole		53619
Macys Inc	COM	55616p104	8332	209703	SH		Sole		209703
Miscor Group Ltd	COM	60477p201	3	10572	SH		Sole		10572
Mylan Inc	COM	628530107	9314	397172	SH		Sole		397172
Noble Corporation Baar Namen A	COM	h5833n103	13950	372290	SH		Sole		372290
Owens Corning New	COM	690742101	717	19900	SH		Sole		19900
Parker Drilling Co	COM	701081101	242	40500	SH		Sole		40500
Pfizer Inc	COM	717081103	9296	410498	SH		Sole		410498
Procter & Gamble Co	COM	742718109	3525	52450	SH		Sole		52450
RF Micro Devices Inc	COM	749941100	2513	504550	SH		Sole		504550
Seagate Technology	COM	G7945M107	278	10309	SH		Sole		10309
Southwest Airlines Co	COM	844741108	6369	772951	SH		Sole		772951
Spansion Inc Cl A	COM	84649r200	10897	766366	SH		Sole		766366
Swift Trans Co Cl A	COM	87074u101	512	44400	SH		Sole		44400
Symetra Financial Corp	COM	87151q106	467	40506	SH		Sole		40506
Te Connectivity Ltd Reg	COM	h84989104	2708	73700	SH		Sole		73700
TECO Energy Inc	COM	872375100	8607	490413	SH		Sole		490413
TII Network Technologies Inc	COM	872479209	14	10000	SH		Sole		10000
Travelers Companies Inc	COM	89417e109	2392	40400	SH		Sole		40400
Unisys Corp	COM	909214306	741	37571	SH		Sole		37571
Uranium Energy	COM	916896103	268	68667	SH		Sole		68667
Verizon Communications Inc	COM	92343v104	3017	78908	SH		Sole		78908
Wal Mart Stores Inc	COM	931142103	3490	57032	SH		Sole		57032
Western Union Co	COM	959802109	6182	351270	SH		Sole		351270
XL Group PLC	COM	g98290102	10737	495000	SH		Sole		495000
Government Properties Income T	COM	38376a103	6586	273161	SH		Sole		273161
Lexington Realty Trust	COM	529043101	15801	1757628.92	SH		Sole		1757628.92
SPDR Gold Shares	ETF	78453v107	9637	59446	SH		Sole		59446

REPORT SUMMARY 	66	DATA RECORDS	309830		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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